Note 3 - Convertible Notes Payable (Details Textual) $ / shares in Units, $ in Thousands		3 Months Ended		7 Months Ended	12 Months Ended
	Sep. 09, 2023 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($) yr	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 USD ($) yr	Jan. 26, 2024	Dec. 31, 2023 $ / shares
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares								$ 0.02
Proceeds from Convertible Debt					$ 0	$ 2,000
Conversion of Convertible Notes to Common Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares		16,750			33,250
Bridge Financing Warrants in Connection with Convertible Notes [Member[
Warrants and Rights Outstanding, Term (Year)	5 years
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares) | shares	0.0125
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares	$ 20
Class of Warrant or Right, Lock-up Agreement Term of Underlying Shares (Day)	180 days
Class of Warrant or Right, Percentage of Outstanding Stock	25.00%
Warrants and Rights Outstanding				$ 600		$ 600
Bridge Financing Warrants in Connection with Convertible Notes [Member[ | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input				1.0188		1.0188
Bridge Financing Warrants in Connection with Convertible Notes [Member[ | Measurement Input, Expected Term [Member]
Warrants and Rights Outstanding, Measurement Input | yr				5		5
Bridge Financing Warrants in Connection with Convertible Notes [Member[ | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input				0.044		0.044
Bridge Financing Warrants in Connection with Convertible Notes [Member[ | Measurement Input, Discount Rate [Member]
Warrants and Rights Outstanding, Measurement Input				0.20		0.20
Bridge Financing Warrants in Connection with Convertible Notes [Member[ | Measurement Input, Discount for Lack of Marketability [Member]
Warrants and Rights Outstanding, Measurement Input								0.1577
The Notes [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares	$ 40
Debt Instrument, Convertible, Maximum Beneficial Ownership, Percentage	4.99%						4.99%
Proceeds from Convertible Debt				$ 2,000
Interest Expense, Debt		$ 0	$ 100
The Notes [Member] | Maximum [Member]
Debt Instrument, Face Amount	$ 2,000
Interest Expense, Debt					$ 200
Convertible Debt with 4.99% Beneficial Ownership Limitation [Member]
Convertible Notes Payable					$ 1,300
Debt Instrument, Convertible, Number of Equity Instruments					33,250
Debt Instrument, Interest Rate, Effective Percentage		15.30%			15.30%